Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)			$ 352	$ 391	$ 319
Income taxes at statutory rate			123	137	112
Effect of other income tax reconciliation			(3)	(1)	(2)
Provision for income taxes as shown in the Statement of Earnings	$ 80	$ 89	$ 120	$ 136	$ 110
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT			35.00%	35.00%	35.00%
Effect of other income tax reconciliation as a percentage of EBT			(1.00%)	0.00%	(1.00%)
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT			34.00%	35.00%	34.00%